1
The GDL Fund
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 39.2%
Aerospace  — 0.1%
3,500 Hexcel Corp. ..................... $ 227,990
1,088 Spire Global Inc.† ................. 5,318
233,308
Automotive  — 0.2%
20,000 Iveco Group NV† ................. 187,387
600,000 Pendragon plc† .................. 243,776
431,163
Broadcasting  — 0.8%
100,000 TEGNA Inc. ..................... 1,457,000
Building and Construction  — 2.1%
37,500 Lennar Corp., Cl. B ................ 3,833,625
Business Services  — 2.8%
3,000 Applus Services SA ................ 31,400
100,000 Clear Channel Outdoor Holdings Inc.† ... 158,000
75,000 Dawson Geophysical Co.† ........... 177,000
2,000 Ework Group AB .................. 20,173
40,000 Heritage-Crystal Clean Inc.† .......... 1,814,000
100,000 PFSweb Inc. ..................... 744,000
3,000 Triton International Ltd. ............. 246,420
11,000 Veritiv Corp. ..................... 1,857,900
5,048,893
Cable and Satellite  — 0.5%
3,000 Lee Enterprises Inc.† ............... 32,130
34,000 Liberty Global plc, Cl. A† ............ 582,080
30,000 Liberty Latin America Ltd., Cl. A† ...... 244,800
5,351 Liberty Latin America Ltd., Cl. C† ...... 43,664
902,674
Computer Software and Services  — 3.7%
78,000 Avid Technology Inc.† .............. 2,095,860
60,000 Computer Task Group Inc.† .......... 619,800
14,000 EMIS Group plc .................. 330,013
5,000 ESI Group† ..................... 800,867
7,200 Gen Digital Inc. ................... 127,296
22,000 New Relic Inc.† .................. 1,883,640
6,000 Playtech plc† .................... 33,089
2,000 Splunk Inc.† ..................... 292,500
14,000 Stratasys Ltd.† ................... 190,540
1,500 VMware Inc., Cl. A† ................ 249,720
6,623,325
Consumer Products  — 1.0%
18,000 Capri Holdings Ltd.† ............... 946,980
25,000 iRobot Corp.† .................... 947,500
1,894,480
Diversified Industrial  — 0.3%
10,000 JSR Corp. ...................... 268,804
Shares
Market
Value
3,600 Valmet Oyj ...................... $ 82,440
20,000 Velan Inc. ....................... 163,004
514,248
Electronics  — 4.7%
50,300 Bel Fuse Inc., Cl. A ................ 2,370,639
2,000 MKS Instruments Inc. .............. 173,080
65,000 National Instruments Corp. .......... 3,875,300
14,000 Rogers Corp.† ................... 1,840,580
200 Schaffner Holding AG .............. 107,937
62,000 Yamada Holdings Co. Ltd. ........... 190,638
8,558,174
Energy and Utilities  — 5.1%
12,500 Alvopetro Energy Ltd. .............. 81,171
12,500 Avista Corp. ..................... 404,625
3,000 Crestwood Equity Partners LP ........ 87,750
22,000 Denbury Inc.† .................... 2,156,220
40,000 Endesa SA ...................... 815,140
7,000 Green Plains Partners LP ............ 104,160
460,000 Gulf Coast Ultra Deep Royalty Trust ..... 6,785
3,000 Holly Energy Partners LP ............ 65,880
9,005 ONEOK Inc. ..................... 571,155
94,000 PNM Resources Inc. ............... 4,193,340
12,000 Southwest Gas Holdings Inc. ......... 724,920
2,000 TransAlta Renewables Inc. ........... 18,097
9,229,243
Entertainment  — 0.8%
4,000 Activision Blizzard Inc. .............. 374,520
35,000 Fox Corp., Cl. B ................... 1,010,800
70,000 IMAX China Holding Inc. ............ 75,087
1,460,407
Financial Services  — 2.2%
30,000 Argo Group International Holdings Ltd. .. 895,200
875 Brookfield Asset Management Ltd., Cl. A . 29,172
3,500 Brookfield Corp. .................. 109,445
12,000 Cadence Bank .................... 254,640
1,000 Cincinnati Bancorp Inc.† ............ 13,750
2,237 CNFinance Holdings Ltd., ADR† ....... 8,456
8,000 Columbia Banking System Inc. ........ 162,400
11,000 Fanhua Inc., ADR† ................ 79,310
6,186 First Bank ...................... 66,685
34,500 First Horizon Corp. ................ 380,190
40,000 Greenhill & Co. Inc. ................ 592,000
2,000 Gresham House plc ................ 25,988
7,500 Numis Corp. plc .................. 31,296
25,000 Sculptor Capital Management Inc. ...... 290,000
4,657 Shore Bancshares Inc. .............. 48,992
23,200 Steel Partners Holdings LP† .......... 986,466
2,000 Webster Financial Corp. ............. 80,620
4,054,610

The GDL Fund
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage  — 1.3%
10,000 Blue Apron Holdings Inc., Cl. A† ....... $ 128,750
10,000 Chr. Hansen Holding A/S ............ 612,947
10,000 Finsbury Food Group plc ............ 13,360
4,500 Hostess Brands Inc.† .............. 149,895
61,133 Sovos Brands Inc.† ................ 1,378,549
2,283,501
Health Care  — 5.3%
10,000 Abcam plc, ADR† ................. 226,300
2,000 Amedisys Inc.† ................... 186,800
5,700 AstraZeneca plc, ADR .............. 386,004
9,000 Biohaven Ltd.† ................... 234,090
8,000 Bioventus Inc., Cl. A† .............. 26,400
20,000 Dechra Pharmaceuticals plc .......... 924,348
5,000 Dialogue Health Technologies Inc.† ..... 18,885
4,500 Globus Medical Inc., Cl. A† .......... 223,425
19,000 Horizon Therapeutics plc† ........... 2,198,110
35,000 Idorsia Ltd.† ..................... 99,033
25,000 Intercept Pharmaceuticals Inc.† ....... 463,500
795 Kenvue Inc. ..................... 15,968
20,000 NextGen Healthcare Inc.† ............ 474,600
7,000 QIAGEN NV† .................... 283,500
4,400 Seagen Inc.† .................... 933,460
70,000 Tabula Rasa HealthCare Inc.† ......... 721,700
17,000 TherapeuticsMD Inc.† .............. 51,340
213,208 Thorne HealthTech Inc.† ............ 2,172,589
9,640,052
Hotels and Gaming  — 1.9%
500 Flutter Entertainment plc† ........... 81,686
3,000 NEOGAMES SA† .................. 81,000
145,000 Sciplay Corp., Cl. A† ............... 3,301,650
3,464,336
Machinery  — 1.6%
25,000 CFT SpA†(a) ..................... 121,584
44,000 CIRCOR International Inc.† .......... 2,453,000
10,000 CNH Industrial NV ................. 122,006
2,000 Xylem Inc. ...................... 182,060
2,878,650
Metals and Mining  — 0.6%
46,000 Alamos Gold Inc., Cl. A ............. 519,340
20,000 Artemis Gold Inc.† ................ 85,404
21,000 Newcrest Mining Ltd., ADR .......... 332,640
85,000 PolyMet Mining Corp.† ............. 176,800
80,000 Sierra Metals Inc.† ................ 23,104
1,137,288
Real Estate  — 0.6%
10,000 Corem Property Group AB, Cl. B ....... 5,542
Shares
Market
Value
100,000 Hersha Hospitality Trust, Cl. A, REIT .... $ 986,000
991,542
Retail  — 0.9%
4,000 Albertsons Companies Inc., Cl. A ...... 91,000
110,000 Fiesta Restaurant Group Inc.† ........ 930,600
22,000 Lookers plc ..................... 34,787
10,000 Self Storage Group ASA† ............ 36,834
100,000 Sportsman's Warehouse Holdings Inc.† . 449,000
69,000 The Fresh Market Inc.†(a) ........... 0
1,542,221
Semiconductors  — 0.1%
600 Silicon Motion Technology Corp., ADR† . 30,750
800 Siltronic AG ..................... 68,467
400 Tower Semiconductor Ltd.† .......... 9,824
109,041
Specialty Chemicals  — 1.2%
15,000 Chase Corp. ..................... 1,908,450
10,000 Mativ Holdings Inc. ................ 142,600
4,000 SGL Carbon SE† .................. 27,933
800 Tronox Holdings plc ............... 10,752
2,089,735
Telecommunications  — 1.2%
280,000 HKBN Ltd. ...................... 114,060
175,000 Koninklijke KPN NV ................ 577,073
47,000 Orange Belgium SA† ............... 682,751
21,000 Parrot SA† ...................... 75,266
6,000 Telephone and Data Systems Inc. ...... 109,860
42,047 Telesat Corp.† ................... 601,272
2,160,282
Transportation  — 0.1%
40,000 Abertis Infraestructuras SA†(a) ....... 177,195
Wireless Communications  — 0.1%
713,121 NII Holdings Inc., Escrow† ........... 249,592
TOTAL COMMON STOCKS ......... 70,964,585
CLOSED-END FUNDS  — 0.5%
425,000 Altaba Inc., Escrow† ............... 994,500
RIGHTS  — 0.3%
Computer Software and Services  — 0.0%
1,000 Flexion Therapeutics Inc., CVR† ....... 650
Health Care  — 0.1%
21,000 ABIOMED Inc., CVR† ............... 36,750
70,000 Achillion Pharmaceuticals Inc., CVR† ... 35,000
104,000 Adamas Pharmaceuticals Inc., CVR† .... 5,200
104,000 Adamas Pharmaceuticals Inc., CVR† .... 5,200
40,000 Akouos Inc., CVR† ................ 30,000

The GDL Fund
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
RIGHTS (Continued)
Health Care (Continued)
6,000 Albireo Pharma Inc., CVR† ........... $ 13,500

64,000 Chinook Therapeutics Inc., CVR† ...... 25,600
4,000 CinCor Pharma Inc., CVR† ........... 12,000
25,000 Decibel Therapeutics Inc., CVR† ....... 18,750
28,000 Epizyme Inc., CVR† ................ 560
300,000 Innocoll, CVR†(a) ................. 0
125,000 Ipsen SA/Clementia, CVR†(a) ......... 0
23,000 Ocera Therapeutics, CVR†(a) ......... 3,910
3,000 Opiant Pharmaceuticals Inc., CVR† ..... 1,500
100,000 Paratek Pharmaceuticals Inc., CVR† .... 2,000
3,000 Prevail Therapeutics Inc., CVR† ....... 1,500
2,000 Radius Health Inc., CVR† ............ 200
1,000 Sigilon Therapeutics Inc., CVR† ....... 7,550
346,322 Teva Pharmaceutical Industries Ltd., CCCP,
expire 01/02/24†(a) .............. 0
11,000 Tobira Therapeutics Inc., CVR†(a) ...... 0
200,620
Metals and Mining  — 0.1%
10,000 Kinross Gold Corp., CVR†(a) ......... 0
419,000 Pan American Silver Corp., CVR† ...... 224,165
224,165
Paper and Forest Products  — 0.1%
24,000 Resolute Forest Products Inc., CVR† .... 48,000
TOTAL RIGHTS ................ 473,435
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 60.1%
$ 110,055,000 U.S. Treasury Bills,
4.993% to 5.499%††, 10/19/23 to
03/14/24(b) ................... 108,791,460
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.1%
(Cost $182,304,710) ............. $ 181,223,980
Shares
Market
Value
SECURITIES SOLD SHORT — (2.9)%
Building and Construction — (1.5)%
24,000 Lennar Corp., Cl. A ......................... $ 2,693,520
Energy and Utilities — (1.2)%
18,480 Exxon Mobil Corp. ......................... 2,172,878
Financial Services — (0.1)%
6,186 First Bank .................................. 66,685
4,657 Shore Bancshares Inc. ..................... 48,992
115,677
Health Care — (0.0)%
795 Kenvue Inc. ................................ 15,964
Machinery — (0.1)%
2,000 Xylem Inc. ................................. 182,060
Semiconductors — (0.0)%
94 Broadcom Inc. ............................. 78,074
TOTAL SECURITIES SOLD SHORT
(Proceeds received $3,999,816)(c) ...... $ 5,258,173
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) At September 30, 2023, $5,000,000 of the principal amount was pledged as collateral for securities sold short and forward foreign exchange contracts.
(c) At September 30, 2023, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CCCP Contingent Cash Consideration Payment
CVR Contingent Value Right
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
Long Positions
North America ...................... 93.9% $ 170,096,610
Europe .............................. 4.9 8,886,005
Latin America ....................... 0.6 1,141,620
Asia/Pacific ......................... 0.4 640,303
Japan ............................... 0.2 459,442
Total Investments — Long Positions 100.0% $ 181,223,980
Short Positions
North America ...................... (2.9) % $ (5,258,173)
Total Investments — Short Positions (2.9)% $ (5,258,173)

The GDL Fund
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
As of September 30, 2023, forward foreign exchange contracts outstanding were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation/
(Depreciation)
USD 4,771,454 EUR 4,500,000 State Street Bank and Trust Co. 10/27/23 $ 8,167
EUR 1,400,000 USD 1,480,241 State Street Bank and Trust Co. 10/27/23 1,671
USD 608,957 GBP 500,000 State Street Bank and Trust Co. 10/27/23 (1,202)
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS
$ 8,636